Operating Segments (Details) € in Thousands, $ in Millions, ₪ in Billions	12 Months Ended
	Dec. 31, 2025 USD ($) MW	Dec. 31, 2025 ILS (₪) MW	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Operating Segments [Line Items]
Construct MW	38	38
Ownership percentage	100.00%	100.00%
Solar mega watt under construction	163	163
Approximated mega watt	262	262
RTB mega watt	210	210
FER X tender mega watt	100	100
Operating project mega watt	38	38
Capacity mega watt	300	300
Talasol [Member]
Operating Segments [Line Items]
Revenue percentage	51.00%	51.00%
Talmei Yosef Solar Plant [Member]
Operating Segments [Line Items]
Income from sale of electricity (in Euro) | €			€ 1,264	€ 3,844
Depreciation expense (in Euro) | €			€ 757	€ 1,818
USA [Member]
Operating Segments [Line Items]
Construct MW	49	49
Solar mega watt under construction	14	14
Israel [Member]
Operating Segments [Line Items]
Solar mega watt under construction	156	156
Approximated mega watt	850	850
Agreement valuation amount (in New Shekels) | ₪		₪ 4.4
Israel [Member] | Pumped Storage Hydro Power Plant [Member]
Operating Segments [Line Items]
Percentage of indirect interest	83.333%	83.333%
Year One [Member] | Netherlands [Member] | Groen Gas Goor B.V. [Member]
Operating Segments [Line Items]
Production capacity (in Dollars) | $	$ 3.0
Year Two [Member] | Netherlands [Member] | Groen Gas Oude-Tonge B.V. [Member]
Operating Segments [Line Items]
Production capacity (in Dollars) | $	3.8
Year Three [Member] | Netherlands [Member] | Groen Gas Gelderland B.V. (BioGas) [Member]
Operating Segments [Line Items]
Production capacity (in Dollars) | $	$ 9.5
Clal [Member]
Operating Segments [Line Items]
Ownership percentage	51.00%	51.00%
Dorad Energy Ltd [Member] | Israel [Member]
Operating Segments [Line Items]
Ownership percentage	16.875%	16.875%